  AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 12, 2004
                                         REGISTRATION NOS. 33-2081 and 811-04490
--------------------------------------------------------------------------------


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A


       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [_]
       POST-EFFECTIVE AMENDMENT NO. [41]                                    [X]


                                     AND/OR


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [_]
      AMENDMENT NO. [41]                                                     [X]

                      JOHN HANCOCK VARIABLE SERIES TRUST I
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                               JOHN HANCOCK PLACE
               INSURANCE AND SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                  P.O. BOX 111
                           BOSTON, MASSACHUSETTS 02117
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)


                                 (617) 572-6000
                         (REGISTRANT'S TELEPHONE NUMBER)


                            RONALD J. BOCAGE, ESQUIRE
               INSURANCE AND SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                               JOHN HANCOCK PLACE
                                  P.O. BOX 111
                           BOSTON, MASSACHUSETTS 02117
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                   COPIES TO:


                           THOMAS C. LAUERMAN, ESQUIRE
                                 FOLEY & LARDNER
                               3000 K Street N.W.
                             WASHINGTON, D.C. 20007


It is proposed that this filing will become effective (check appropriate box)

[_] Immediately upon filing pursuant to paragraph (b)

[_] On May 1, 2003 pursuant to paragraph (b)

[X] 60 days after filing pursuant to paragraph (a)(1)

[_] On May 1, 2003 pursuant to paragraph (a)(1)

[_] 75 days after filing pursuant to paragraph (a)(2)

[_] On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Statement of Additional Information

Registrant's Statement of Additional Information is incorporated by reference from Post-Effective No. 40 to the Registrant's Registration Statement on
Form N-1A, File No. 33-02081, Accession No. 1193125-04-026441, filed on
February 19, 2004.

As with all mutual funds, the Securities and Exchange Commission has not judged whether the funds of the John Hancock Variable Series Trust I are good investments or whether the information in this prospectus is adequate and accurate. Anyone who tells you otherwise is committing a federal crime.

This prospectus contains important information about the Series I and Series II shares of the International Equity Index Fund.

JOHN HANCOCK
VARIABLE SERIES TRUST I

May 3, 2004

PROSPECTUS
Series I and Series II shares

International Equity Index Fund
                Managed by John Hancock Life Insurance Company
                              John Hancock Place
                               Boston, MA 02117

Contents

--------------------------------------------------------------------------------


John Hancock Variable Series           Overview                                   1
Trust I ("Trust")

A summary of the Fund's goals,         International Equity Index Fund            5
strategies and risks.

Policies and instructions for opening, Your Account                               7
maintaining and closing an account in  Investments in shares of the fund          7
the Fund                               Share price                                7
                                       Valuation                                  7
                                       Conflicts                                  7

Further information on the funds       Fund's Expenses                            8

                                       Dividends and Taxes                        8
                                       Dividends                                  8
                                       Taxes                                      8

                                       Share Classes                              8

                                       Financial Highlights                      10

Further information on the Trust       Trust Business Structure                  12

                                       For more information              back cover

Overview

--------------------------------------------------------------------------------


FUND INFORMATION KEY
A concise description of the International Equity Index Fund begins on page . The description provides the following information:

Goal and Strategy The Fund's particular investment goals and the principal strategies it intends to use in pursuing those goals.

Subadviser/Manager The firm and individual(s) providing investment management services to the Fund.

Past Performance The Fund's total return, measured year-by-year and over time.

Main Risks The significant risk factors associated with the Fund. The risks are categorized as "Primary" or "Secondary". The Primary Risks are considered major factors in the Fund's performance and are described first. The Secondary Risks are not considered major factors in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the Secondary Risks are of such a nature that they could significantly affect the Fund's performance, even if the investments are held in relatively small amounts.

Fees and Expenses A table describes the Fund's fees and expenses and examples show the costs over time.

THE FUND
The Trust offers Series I and Series II shares of the International Equity Index Fund, for the variable contracts ("variable contracts") of:

.. The Manufacturers Life Insurance Company of New York

.. The Manufacturers Life Insurance Company (U.S.A.), and

In some variable contract forms, the Trust may be referred to by some other term (such as the "Fund" or "Series Fund") and the International Equity Index Fund may also be referred to by some other term (such as "Portfolios" or "Series").

RISKS OF FUND
This Fund, like all mutual funds, is not a bank account. The Fund's value is not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in this Fund. So, be sure to read all risk disclosure carefully before investing.

MANAGEMENT
John Hancock Life Insurance Company ("John Hancock") is the investment adviser for the Fund. John Hancock is a Massachusetts stock life insurance company. On February 1, 2000, John Hancock changed its form of organization and its name. Prior to that date, it was John Hancock Mutual Life Insurance Company, a mutual life insurance company that was chartered in 1862. At the end of 2003, John
Hancock and its subsidiaries managed approximately $       billion in assets,
of which it owned approximately $       billion.

The Fund may have one or more subadvisers. John Hancock recommends subadvisers for the Fund, and oversees and evaluates each subadvisers' performance and the Trust's joint trading account for the Fund's liquidity reserves.

Each subadviser has discretion to purchase and sell securities for the Fund, or the portion of the Fund, that it manages. While employing their own investment approach in managing a Fund, each subadviser must also adhere to the Fund's investment goals, strategies and restrictions.

                      This page intentionally left blank

Your Investment Choices

--------------------------------------------------------------------------------


The Trust offers a number of investment choices, or funds, to suit a variety of objectives under variable contracts. This prospectus describes a Fund that is available under your variable contract. The Fund can be broadly categorized as an international/global fund. Within this broad category, the Fund can be further categorized as follows:

INTERNATIONAL EQUITY FUNDS
International funds invest primarily in securities markets outside the United States. These funds can be categorized by the types of marketsthey invest in.

                                  Developed Markets:
.. International Equity Index Fund These funds invest primarily in the larger, well-established developed or
                                  industrialized markets around the
                                  world. These funds have a lower level
                                  of foreign securities risk than
                                  emerging market funds.

                                  Emerging Markets:
                                  These funds invest primarily in
                                  developing or emerging markets and have
                                  a higher level of foreign securities
                                  risk than funds that invest primarily
                                  in developed markets. These funds have
                                  more return volatility than the overall
                                  international/global equity markets.

ADDITIONAL INFORMATION

Manager of Managers Arrangement
A "manager of managers" arrangement is now quite common among mutual funds that employ subadvisers to manage investment portfolios. This type of arrangement allows a fund, its overall investment manager and the fund's subadviser to enter into various new or amended sub-investment management agreements without the need to obtain additional shareholder and contract owner approval.

This arrangement permits John Hancock and the Trust, under certain circumstances, to select or change subadvisers, enter into new agreements with subadvisers or amend existing agreements with subadvisers, without first obtaining shareholder approval. (The Fund must still obtain shareholder approval of any agreement with a subadviser that is an affiliate of John Hancock.) John Hancock believes that the arrangement permits changes in subadvisory arrangements faster and at lower cost, since the need for the Fund to seek additional shareholder approval for such changes will be reduced. Shareholders for the Fund previously approved the arrangement.

Shareholders of the Fund will be notified of any changes in the subadviser to the Fund.

General Information
In the following pages, any strategy that is stated as a percentage of a fund's assets applies at all times, not just at the time the fund buys or sells an investment security. However, the Fund may be allowed to temporarily deviate from its normal strategy (1) to avoid unnecessary transaction costs when markets are are unusually volatile, or (2) when the Fund experiences unusually large cash flows. In addition, investments in a company whose market capitalization was within the range of market capitalizations under a fund's 80% investment policy at the time of purchase may continue to be considered within that range even after the publisher of an index changes the constituents used by the fund to measure market capitalization. The fund may not achieve its investment objectives when taking any of these measures. The trustees of the Trust can change the investment goals and strategy of the Fund without shareholder (i.e., contractowner) approval.

If the total investment return for the Fund for any given year appears unusually high, the return may be attributable to unusually favorable market conditions which will probably not be sustainable. For instance, a high total investment return may reflect participation in IPOs, "hot" industries (e.g., internet-related companies), private placements and/or leveraging investment techniques during the period indicated. There is no assurance that any of those methods, or any other investment technique, will continue to have the same impact on the Fund's total investment returns.

In this prospectus, the term "stock" is used as a shorthand reference for equity investments generally and the term "bond" is used as a shorthand reference for debt obligations generally.

International Equity Index Fund


GOAL AND STRATEGY

This is an international stock fund that seeks to track the performance of broad-based equity indices of foreign companies in developed and emerging markets.

The International Equity Index Fund normally invests in 600 to 1,000 stocks and more than 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Free Excluding U.S. ("MSCI ex US") Index. Prior to October 31, 2003 the Fund normally invested more than 80% of its assets in securities listed in the Morgan Stanley Capital International Europe, Australia, Far East ("MSCI EAFE") GDP Index.

The Fund is managed relative to a target mix of the MSCI ex US Index and, to a lesser extent, the MSCI EMF Index. The MSCI- ex US Index includes companies representative of the market structure of developed and emerging market countries in the Americas (excluding the US), Europe/Middle East and Asia/Pacific regions that foreigners are allowed to own. The MSCI EMF Index (also known as the "Emerging Markets Free Index") is comprised of companies in emerging markets that foreigners are allowed to own. Country index weights are based upon a country's market capitalization.

The manager employs a passive management strategy using quantitative techniques to invest in a representative sample of stocks in the Indexes. The manager selects stocks in an attempt to track, as closely as possible, the characteristics of the Indexes, including country and sector weights.

The Indexes' composition changes from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may invest in stock indexes to maintain market exposure and manage cash flow. Although the Fund may employ foreign currency hedging techniques, the Fund normally maintains the currency exposure of the underlying equity investments.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain Exchange Traded Funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

SSgA Funds Management, Inc.
Two International Place
Boston, Massachusetts 02110

Managing, with predecessor, since 1978
Managing Fund since May, 2004
Managed approximately $       billion
in assets at the end of 2003

Past Performance information set forth
herein does not reflect SSgA Funds Management, Inc. services to the Fund.

FUND MANAGERS

Managed by investment team overseen by:

Jeffery Beach
---------------------
Principal of subadviser
Joined subadviser in

Deane Gyllenhaal
---------------------
Principal of subadviser
Joined subadviser in

Note: "MSCI" and "MSCI EMF Index" are the exclusive property of Morgan Stanley & Co., Incorporated and are registered service marks of Morgan Stanley Capital International.
PAST PERFORMANCE

The following bar chart and table of average annual total returns reflects the performance of the Fund's NAV shares during the period shown (along with a broad-based market index for reference). Series I and Series II shares were not offered during this period. The performance of Series I shares will be lower than NAV performance due to its 12b-1 Fee. The performance of Series II shares will be lower than NAV performance or Series I performance due to its higher 12b-1 Fee. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. If such fees and charges had been reflected, performance would be lower. Past performance does not indicate future results.

 Year-by year total returns for NAV shares -- calendar years

                                    [CHART]

 1994   1995   1996    1997    1998    1999    2000     2001    2002     2003
------  -----  -----  ------  ------  ------  ------- -------  -------  ------
-6.25%  8.01%  9.19%  -5.03%  20.82%  30.87%  -17.42% -20.30%  -15.18%

Best quarter:           Worst quarter:

Average annual total returns for NAV Shares -- for periods ending 12/31/03
                    Fund            Index 1            Index 2*
1 year
5 years
10 years

Index 1:  MSCI ex US Index
Index 2: A composite index combining the performance of the following indices over the periods indicated: MSCI EAFE Index (from January, 1994 through April,
1998); MSCI EAFE GDP Index (from May, 1998 through June, 1999); 90% MSCI EAFE GDP Index/10% MSCI EMF Index (after June, 1999); 90% MSCI EAFE Index/10% MSCI EMF Index from May, 2003 to November, 2004 and 90% MSCI ex US Index/10% MSCI EMF Index (after November, 2004).

* John Hancock believes Index 2 is a more suitable index against which to measure the fund's performance for the period shown because it more closely matches the fund's changes in investment strategy during that period.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Index Management Risk: Certain factors such as the following may cause the Fund to track the Indexes less closely:

.. The securities selected by the manager may not be fully representative of the Indexes.

.. Transaction expenses of the Fund may result in the Fund's performance being different than that of the Indexes.

.. The size and timing of the Fund's cash flows may result in the Fund's performance being different than that of the Indexes.

Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold Series I shares or Series II shares of the Fund and do not reflect the expenses and charges of any variable insurance contract which may use the Fund as an underlying investment medium. Those expenses and charges may vary considerably from contract to contract, and are listed in the prospectus for the variable contract. The Fund does not charge a sales load or a surrender fee.

Annual Fund Operating Expenses/1 /(expenses that are deducted from Fund assets, as a percentage of average net assets for the fiscal year ended December 31,
2003)

                                 Distribution          Total Annual
                      Investment     and                   Fund
                      Management   Service     Other    Operating
                         Fee     (12b-1) Fee  Expenses   Expenses
                         ---     -----------  --------   --------
            Series I    0.17%       0.40%      0.25%      0.82%
            Series II   0.17%       0.60%      0.25%      1.02%

/1/ Amounts shown are estimates, based on the average net assets of the Fund's NAV shares, because the International Equity Index Fund has not yet issued Series I and Series II shares.

Examples. The Examples are intended to help you compare the cost of investing in Series I or Series II shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                               Year 1 Year 3 Year 5 Year 10
                     Series I    $      $      $      $
                     Series II   $      $      $      $

Your Account

Investments in shares of the funds

The Fund sells its Series I and Series II shares directly to separate accounts of insurance companies to fund variable contracts. Each fund also buys back its Series I and Series II shares on redemption by the separate accounts.

Under the variable contracts, a separate account buys or redeems a fund's shares based on:

.. instructions by you and other contractowners to invest or receive back monies under a contract (such as making a premium payment or surrendering a contract), and

.. the operation of a contract (such as deduction of fees and charges).

The Trust, as law permits, may:

.. refuse a buy order if the adviser believes it would disrupt management

.. suspend a fund's offer of shares, or

.. suspend a fund's redemption obligation or postpone a fund's payment of redemption proceeds for more than seven days.

Share price

The Fund sells and buys back its Series I and Series II shares at the net asset value per share next computed after receipt by a separate account of a contractowner's instructions.

The Fund calculates its net asset value per share:

.. by dividing net assets of the Series by the number of its outstanding shares,

.. once daily as of the close of regular trading on the New York Stock Exchange
  (generally at 4 p.m. New York time) on each day the Exchange is open.

Valuation

The Fund values its securities based on:

.. market quotations,

.. amortized cost,

.. valuations of independent pricing services, or

.. fair value determined in accordance with procedures approved by the Trust's trustees.

The Fund may value securities at fair value where, for example:

.. market quotations are not readily available, or

.. the value of securities has been materially affected after the closing of a foreign market.

The Fund may hold securities primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not calculate share price. Consequently, share price may change on days when contractowners will not be able to instruct a separate account to buy or redeem fund shares.

Conflicts

The Trust's trustees monitor for possible material irreconcilable conflicts among separate accounts buying shares of the Fund. The Trust's net asset value could decrease, if the Trust had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

Funds' Expenses

The advisory fee paid by the International Equity Index Fund to the adviser in 2003 was 0.17% of net assets


The adviser, not the Fund, pays subadvisory fees out of its own assets.

Dividends and Taxes

Dividends

The Fund automatically reinvests its dividends and distributions in additional shares of the fund at net asset value per share.

The Fund declares and pays dividends monthly.

The Fund generally declares capital gains distributions annually.

Taxes

The Fund must meet investment diversification and other requirements under the Internal Revenue Code, in order to:

.. avoid federal income tax and excise tax, and

.. assure the tax-deferred treatment of variable contracts under the Code.

You should read the prospectus for your variable contract for the federal income tax consequences for contractowners, including the consequences of a fund's failure to meet Code requirements.

Share Classes

Multiple Classes of Shares

The Trust has four classes of shares: NAV shares, Series I shares, Series II shares and Series III shares. Each class is identical except for differences in class expenses, including different Rule 12b-1 fees, and voting rights. (NAV shares of the International Equity Index Fund, which are described in the prospectus relating to that class' shares, are not subject to a Rule 12b-1 fee, and Series III shares are not currently available for sale. The offering of Series III shares and the amount of class expenses of Series III shares is subject to the approval of the Trustees of the Trust.)

Series I shares of the International Equity Index Fund are subject to a Rule 12b-1 fee of .40% of Series I share average daily net assets.

Series II shares of the International Equity Index Fund are subject to a Rule 12b-1 fee of .60% of Series II share average daily net assets.

Rule 12b-1 fees for Series I shares and Series II shares will be paid to the Trust's Distributor for those shares, Manulife Financial Securities LLC, or any successor thereto.

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

   (i)for any expenses relating to the distribution of the shares of the respective class,
  (ii)for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and
 (iii)for the payment of "service fees" that come within Rule 2830(d)(5) of the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from the International Equity Index Fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services describe in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Trust's investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

Rule 12b-1 fees are paid out of a portfolio's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in the Fund and may, over time, be greater than other types of sales charges.

FINANCIAL HIGHLIGHTS

The financial highlights detail the historical performance of the Fund's NAV shares, including total return information for the past 5 years. The total return information does not reflect:

.. 12b-1 expenses of Series I shares,

.. 12b-1 expenses of Series II shares, and

.. expenses and charges of the applicable separate accounts and variable contracts. Had these been included, the "Total Investment Return" shown in the Table would be lower. The financial highlights have been audited by Ernst & Young LLP, whose report (along with the Trust's financial statements) are included in the Trust's annual report, which is available upon request.

--------------------------------------------------------------------------------

                                   Income from Investment Operations
                                ---------------------------------------
                                              Net Realized
                      Net Asset     Net            and          Total
                      Value at  Investment     Unrealized        From
                      Beginning   Income       Gain (Loss)    Investment
                      of Period Gain (Loss) on Investments(a) Operations
                      --------- ----------- ----------------- ----------

        International
        Equity
        Index
        Fund
        --
        NAV
        shares
        ------

         Year
         Ended
         December
         31,

           2003......  $           $             $              $

           2002......   12.07       0.21          (2.02)         (1.81)

           2001......   15.39       0.22          (3.32)         (3.10)

           2000......   19.64       0.23          (3.64)         (3.41)

           1999......   15.56       0.21           4.51           4.72

       -----------------------------------------------------------------

(a) The amount shown at this caption for each fund share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the fund shares in relation to the fluctuating market values of the portfolio.

--------------------------------------------------------------------------------

                                Less Distributions
----------------------------------------------------------------------------------
             Distribution
Distribution   From Net   Distribution in Distribution                             Net Assets
  From Net     Realized      Excess of        From                                  Value at    Total
 Investment    Gains on   Net Investment    Capital        Total        Capital       End     Investment
   Income    Investments   Income/Gains     Paid-in    Distributions Contributions of Period  Return(b)
------------ ------------ --------------- ------------ ------------- ------------- ---------- ----------
   $(    )      $   --        $   --         $   --       $(    )         $--        $           (    )%
    (0.21)          --            --             --        (0.21)          --         10.05     (15.18)%
    (0.17)          --            --          (0.05)       (0.22)          --         12.07     (20.30)%
    (0.18)       (0.59)           --          (0.07)       (0.84)          --         15.39     (17.42)%
    (0.21)       (0.38)        (0.05)            --        (0.64)          --         19.64      30.87%

---------------------------------------------------------------------------------------------------------

             Ratios/Supplemental Data
-------------------------------------------------
                                Net
                Operating   Investment
  Net Assets   Expenses to Income (Loss) Portfolio
End of Period    Average    to Average   Turnover
(000s Omitted) Net Assets   Net Assets     Rate
-------------- ----------- ------------- ---------
   $                 %            %            %
     98,917       0.28%(b)     1.85%       17.55%
    122,020       0.27%(b)     1.66%        8.31%
    195,012       0.28%(b)     1.40%       14.86%
    244,017       0.31%(b)     1.26%       19.01%

--------------------------------------------------

(b) Expense ratio is net of expense reimbursements. Had such reimbursements not
    been made, the annual expense ratio would have been     %, .46%, .40%, .37%
    and .38% for the years ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

Trust Business Structure

The diagram below shows the basic business structure of the Trust. The Trust's trustees oversee the Trust's investment and business activities and hire various service providers to carry out the Trust's operations.

                                    VARIABLE
                                 CONTRACTOWNERS



                               THE MANUFACTURERS
                                 LIFE INSURANCE
                              COMPANY OF NEW YORK,
                               THE MANUFACTURERS
                             LIFE INSURANCE COMPANY
                                (U.S.A) OR OTHER
                              INSURANCE COMPANIES



                                   THE TRUST
                              Trustees oversee the
                             Trust's investment and
                              business activities



  INVESTMENT ADVISER                          CUSTODIAN
   John Hancock Life                 State Street Bank and Trust
   Insurance Company                           Company
  Manages the Trust's
investment and business      Holds the Trust's assets, settles all Trust
  business activities.        trades and collects most of the valuation
                               data required for calculating the Trust's
                                     net asset value per share.


               SUBADVISER TO THE INTERNATIONAL EQUITY INDEX FUND

                          SSgA Funds Management, Inc.

                        Provides management to the Fund.

For more information



This prospectus should be used only with a variable contract prospectus.

John Hancock Variable
Series Trust I
John Hancock Place
Boston, Massachusetts 02117

Two documents are available that offer further information on John Hancock Variable Series Trust I:

Annual/Semiannual Report to shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, and the auditors' report (in the annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (i.e., is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, or to make shareholder inquiries, please contact:

By mail:

John Hancock Variable Series Trust I
John Hancock Place
Boston, MA 02117

By phone:  1-800-732-5543

Or you may view or obtain these documents from the SEC:

In person:  at the SEC's Public Reference Room in Washington, DC

By phone:  1-202-942-8090

By mail: Office of Public Reference Securities and Exchange Commission 450 5th Street, N.W., Room 1300
Washington, DC 20549-0102
(duplicating fee required)

By e-mail:  publicinfo@SEC.gov

On the Internet:  www.sec.gov

SEC File Number:  811-4490


VSTPRO-SERIES I II

                                  JOHN HANCOCK
                             VARIABLE SERIES TRUST I

                          SUPPLEMENT DATED MAY 3, 2004
                                       TO
                       STATEMENT OF ADDITIONAL INFORMATION
                                      DATED
                                   MAY 3, 2004

      This Supplement to the Statement of Additional Information (sometimes referred to herein as the "SAI") is not a prospectus. It is intended that this Supplement be read in conjunction with the Prospectus for the Series I and Series II shares of John Hancock Variable Series Trust I - International Equity Index Fund, dated May 1, 2004 and the SAI of the John Hancock Variable Series Trust dated May 3, 2004. A copy of the SAI and the Prospectus may be obtained from John Hancock Variable Series Trust I, John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, telephone number 1-800-REAL LIFE.

      This Supplement revises the SAI as follows:

I. The following information is added to the section of the SAI entitled "A. WHAT IS THE TRUST?":

            Series I and Series II shares of the Trust serve as the underlying investment medium for sums invested in variable contracts issued by:

      - The Manufacturers Life Insurance Company of New York ("Manulife New York"), formerly First North American Life Assurance Company, a New York stock life insurance company that is a wholly owned subsidiary of Manufacturers USA. Manulife New York's corporate offices are located at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

      - The Manufacturers Life Insurance Company (U.S.A.) ("Manufacturers USA"), a stock life insurance company organized under the laws of Pennsylvania and redomesticiated under the laws of Michigan. Manufacturers USA is an indirect wholly owned subsidiary of Manulife Financial Corporation and is located at 200 Bloor Street in Toronto, Canada, M4W 1E5.

            These two insurance companies hold Series I or Series II shares attributable to variable contracts in their respective separate accounts.

            Series I and Series II shares of the Trust may be used for other purposes in the future, such as funding annuity contracts issued by other insurance companies. Series I and Series II shares are not offered directly to, and may not be purchased directly by, members of the public.

II. The following section is added to the SAI section entitled "G. ARRANGEMENTS WITH OTHER SERVICE PROVIDERS TO THE TRUST":

      5. DISTRIBUTION OF SERIES I AND SERIES II SHARES

            The Board of Trustees of the Trust have approved a plan (the "12b-1 Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 12b-1 Plan, Series I shares and Series II shares of the International Equity Index Fund are subject to Rule 12b-1 fees as specified in a Distribution Agreement between the Trust and Manulife Financial Services LLC (the "Series Distributor"). Under that agreement, Series I shares are subject to a Rule 12b-1 fee up to an annual rate of .40% of Series I share average daily net assets and Series II shares are subject to a Rule 12b-1 fee up to an annual rate of .60% of Series II share average daily net assets.

            These Rule 12b-1 fees are paid to the Series Distributor. To the extent consistent with applicable laws, regulations and rules, the Series Distributor may use Rule 12b-1 fees:

      . for any expenses relating to the distribution of the shares of the class, including, but not limited to, compensation to and expenses of employees of the Series Distributor or an affiliated insurer, including overhead and telephone expenses, who engage in the distribution of that class of that Fund's shares in connection with the distribution of variable annuity or variable life insurance contracts ("Contracts") under which that class of that Fund's shares is an investment option; printing and distributing Fund prospectuses, statements of additional information and reports to prospective investors (through Contracts) in that class of that Fund's shares; compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Contracts under which that class of that Fund's shares is an investment option; expenses relating to the development, preparation, printing, mailing and publication of advertisements, sales literature and other promotional materials describing and/or relating to that class of that Fund's shares or Contracts under which that class of that Fund's shares is an investment option; expenses of holding seminars and sales meetings designed to promote the distribution (through Contracts) of that class of that Fund's shares; expenses of obtaining information from and providing explanations to owners (or potential owners) of Contracts under which that class of that Fund's shares is an investment option, regarding that Fund's investment objectives and policies and other information about the Fund, including the performance of the Fund; expenses of training sales personnel regarding that class of that Fund's shares; and expenses of compensating sales personnel in connection with the allocation of cash values and premiums under Contracts to that class of that Fund's shares,

      . for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of Contracts funded in insurance company separate accounts that invest in the shares of the class) and

      . for the payment of "service fees" that come within Rule 2830(d)(5) of the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

            Currently, the "service fee" component of the Rule 12b-1 fees for both Series I and Series II shares is .25% of average daily net assets. Any such "service fee" is paid to the Series Distributor which then may reallocate all or a portion of the service fee to one or more affiliated or unaffiliated parties which have agreed to provide to beneficial owners of Series I and Series II shares those services encompassed by the term "personal service and/or the maintenance of shareholder accounts" as defined in Rule 2830(d)(5) of the Rules of Fair Practice of the NASD.

            Without limiting the foregoing, the Series Distributor may pay all or part of the Rule 12b-1 fees from the International Equity Index Fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the International Equity Index Fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Series Distributor to make any such payments of Rule 12b-1 fees and does not limit the use that the Series Distributor may make of the Rule 12b-1 fees it receives to such payments. Currently, all such payments are made to insurance companies affiliated with the Trust's Adviser and with the Series Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

            The 12b-1 Plan provides that if only part of any of the above-listed activities or expenses (or of any other expenses or activities) is intended to result in sales of (or services to) a class of a Fund's shares, the Series Distributor may make a reasonable apportionment thereof, so as to apply Rule 12b-1 Fees borne by that class of that Fund's shares to the portion of such activities or expenses that pertains to the distribution of (or services to) that class of that Fund's shares. The 12b-1 Plan may not be amended to increase materially the amount to be spent by the International

      Equity Index Fund without such shareholder approval as is required by Rule 12b-1 under the 1940 Act (the "Rule"). All material amendments of the 12b-1 Plan must be approved in the manner described in the Rule. The 12b-1 Plan shall continue in effect (i) with respect to the International Equity Index Fund only so long as the 12b-1 Plan is specifically approved for that Fund at least annually as provided in the Rule and (ii) only while
      (a) a majority of the Trustees are not interested persons (as defined in the 1940 Act) of the Trust, (b) incumbent disinterested Trustees select and nominate any new disinterested Trustees of the Trust and (c) any person who acts as legal counsel for the disinterested Trustees is an independent legal counsel. The 12b-1Plan may be terminated with respect to the International Equity Index Fund at any time as provided in the Rule.

            During the fiscal year ended December 31, 2003, the 12b-1 Plan was not in effect and no amounts were paid thereunder.

III. The following information is added to the section of the SAI entitled "K. SHAREHOLDER MEETINGS AND VOTING RIGHTS":

      Voting of Series I and Series II Shares. Manulife New York and Manufacturers USA have the right to vote Series I and Series II shares upon matters that may be voted upon at any Trust shareholders' meeting with respect to the International Equity Index Fund. These companies will vote all Series I and Series II shares of the International Equity Index Fund of the Trust issued to such companies in proportion to the timely voting instructions received from owners of the contracts participating in separate accounts of such insurance companies registered under the 1940 Act ("Contract Owner Instructions"). Each entity votes the shares it owns in proportion to Contract Owner Instructions.

PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS

a) Declaration of Trust of John Hancock Variable Series Trust I, dated February 21, 1988, incorporated by reference herein to Pre-Effective Amendment No. 2 on Form N-14 (File No. 333-47686), filed on December 6, 2000. Amendment dated May 2, 2003, to the Declaration of Trust is incorporated by reference herein to Post-Effective Amendment No. 38, File No. 33-02081, filed on June 3, 2003.

b) By-Laws of John Hancock Variable Series Trust I, adopted April 12, 1988, and amended and restated as of September 18, 2002, are incorporated by reference herein to Post-Effective Amendment No. 37, File No. 33-02081, filed on May 1, 2003.

c)  Not applicable.

d)
    1) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 12, 1988 relating to the Growth & Income (originally "Stock"), Money Market, Large Cap Growth (formerly "Select Stock", originally "Aggressive Stock"), and Managed Funds (originally "Total Return"), incorporated by reference herein to Post-Effective Amendment No. 4 to this Registration Statement on Form N-1A filed with the Commission in April, 1989. Amendment No. 1 dated May 1, 1997, incorporated by reference herein, to Post-Effective Amendment No. 16 to this Registration Statement on filed with the Commission on May 1, 1997. Amendment No. 2 dated April 23, 1999, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment No. 3 dated November 1, 2000, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment No. 4 dated October 7, 2002, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    2) Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Life Insurance Company dated April 12, 1988 relating to the Real Estate Equity and International Equity Index Funds (formerly "International Equities", formerly "International", originally "Special Opportunities") incorporated by reference herein to Post-Effective Amendment No. 3 to this Registration Statement on Form N-1A filed with the Commission in April, 1988. Amendment No. 1 dated May 1, 1997, incorporated by reference herein, to Post-Effective Amendment No. 16 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1997. Amendment No. 2 dated May 1, 1998, relating to the International Equity Index, incorporated by reference herein to Post-Effective Amendment No. 19 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1998. Amendment No. 3 dated April 23, 1999, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment No. 4 dated November 1, 2000, relating to the Real Estate Equity (formerly "Real Estate"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002.

    3) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 15, 1994 relating to the Short Term Bond (originally "Short Term U.S. Bond"), and Small/Mid Cap Growth Funds (formerly "Diversified Mid Cap Growth", originally "Special Opportunities"), incorporated by reference to Post-Effective Amendment No. 9 to this Registration Statement on Form N-1A filed with the Commission on March 1, 1994. Amendment No. 1 dated May 1, 1997, incorporated by reference herein, to Post-Effective Amendment No. 16 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1997. Amendment No. 2 dated April 23, 1999, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 3, dated October 1, 2001, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002.

    4) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated March 14, 1996 relating to Small Cap Growth, Earnings Growth (formerly "Multi Cap Growth", originally "Mid Cap Growth"), Small Cap Emerging Growth (formerly, "Small Cap Equity", originally "Small Cap Value"), Large/Mid Cap Value II (formerly "Mid Cap Value"), Overseas Equity (formerly "Global Balanced", originally

    "International Balanced), International Opportunities, Large Cap Value, Global Bond (originally "Strategic Bond"), and Equity Index Funds incorporated by reference herein to Post-Effective Amendment No. 13 to this Registration Statement on Form N-1A filed with the Commission on April 30, 1996. Amendment No. 1 dated May 1, 1997, incorporated by reference herein, to Post-Effective Amendment No. 16 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1997. Amendment No. 2, dated May 1, 1998, relating to the Equity Index, incorporated by reference herein to Post-Effective Amendment No. 21 to this Registration Statement on Form N-1A filed with the commission on May 3, 1999. Amendment No. 3, dated May 1, 1999, relating to the Mid Cap Value, and Large Cap Value, incorporated by reference herein to Post-Effective Amendment No. 21 to this Registration Statement on Form N-1A filed with the Commission on May 3, 1999. Amendment No. 4 dated April 23, 1999, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 5, dated November 1, 2000, relating to the Small Cap Equity (originally "Small Cap Value"), Global Balanced (originally "International Balanced"), and Global Bond (originally "Strategic Bond"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 6 dated May 1, 2001, relating to the Large Mid Cap Value II (originally "Mid Cap Value") and the Large Cap Value, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 7 dated October 1, 2001, relating to the Small Cap Growth, Mid Cap Growth, and International Opportunities, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002.

    5) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 14, 1998, relating to Small/Mid Cap CORE, High Yield Bond, Bond Index, International Opportunities II (originally "Global Equity"), and Emerging Markets Equity Funds incorporated by reference herein to Post-Effective Amendment No. 19 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1998. Amendment No. 1 dated April 23, 1999, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 2, dated October 1, 2001, relating to High Yield Bond and Emerging Markets Equity, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 3 dated October 7, 2002, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    6) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated July 28, 1999, relating to the Aggressive Balanced, Mid Cap Blend, Large Cap Aggressive Growth, Small Cap Value (originally "Small/Mid Cap Value"), Large Cap Value CORE, International Opportunities B (originally "International Equity"), Fundamental Growth (originally "Fundamental Mid Cap Growth"), and Fundamental Value Funds (originally "Large/Mid Cap Value"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 1, dated November 1, 2000, relating to the Fundamental Growth (originally "Fundamental Mid Cap Growth"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 2, dated May 1, 2001, relating to the Small Cap Value (originally "Small/Mid Cap Value"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment No. 3, dated October 1, 2001, relating to International Equity, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002.

    7) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 30, 2001, relating to the Health Sciences Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002.

    8) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 30, 2003, relating to the Financial Industries, Total Return Bond and Mid Cap Value Funds, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004

    9) Sub-Investment Management Agreement, dated March 29, 1996, among John Hancock Variable Series Trust I, John Hancock Advisers, Inc., and John Hancock Life Insurance Company, relating to the Small Cap Growth Fund, incorporated by reference herein to Post-Effective Amendment No. 13 to this Registration Statement on Form N-1A filed with the Commission on April 30, 1996. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    10) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Capital Guardian Trust Company, and John Hancock Life Insurance Company, relating to the Overseas Equity (formerly, "Global Balanced"), and Global Bond Funds, incorporated by reference herein to the Registrant's Schedule 14A, filed with the Commission on September 14, 2000. Amendment dated March 12, 2003, filed herewith. Amendment dated May 1, 2003, filed herewith. Form of Amendment dated October 1, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    11) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, T. Rowe Price International, Inc., and John Hancock Life Insurance Company, relating to the International Opportunities Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated July 1, 2001, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    12) Sub-Investment Management Agreement, dated March 18, 1997, among John Hancock Variable Series Trust I, State Street Bank & Trust Company, and John Hancock Life Insurance Company, relating to the Equity Index Fund, incorporated by reference herein to Post Effective Amendment Number 16 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1997. Amendment, dated April 14, 1998, incorporated by reference herein to Post-Effective Amendment No. 19 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1998. Amendment, dated May 1, 2001, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment, dated July 1, 2001, relating to the Equity Index Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated June 1, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    13) Sub-Investment Management Agreement, dated April 28, 1998, among John Hancock Variable Series Trust I, Goldman Sachs Asset Management, and John Hancock Life Insurance Company, relating to the Small/Mid Cap CORE Fund, incorporated by reference herein to Post-Effective Amendment No. 21 to this Registration Statement on Form N-1A filed with the Commission on May 3, 1999. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    14) Sub-Investment Management Agreement, dated May 1, 1998 among John Hancock Variable Series Trust I, Independence International Associates, LLC, (formerly known as Independence International Associates, Inc.) and John Hancock Life Insurance Company, relating to the International Equity Index Fund, incorporated by reference herein to Post-Effective Amendment No. 21 to this Registration Statement filed with the Commission on May 3, 1999. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    15) Sub-Investment Management Agreement, dated April 20, 1998, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, relating to the High Yield Bond Fund, filed herewith. Amendments dated July 1, 2001, March 12, 2003 and July 1, 2003, respectively, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    16) Sub-Investment Management Agreement dated August 1, 1999, among John Hancock Variable Series Trust I, Morgan Stanley Investment Management Inc. (formerly known as "Morgan Stanley Dean Witter Investment Management Inc."), and John Hancock Life Insurance Company, relating to the Emerging Markets Equity Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    17) Interim Sub-Investment Management Agreement, dated December 15, 2003, among John Hancock Variable Series Trust I, Independence Investment LLC, and John Hancock Life Insurance Company, relating to the Fundamental Growth fund (formerly "Fundamental Mid Cap Growth"), incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    18) Sub-Investment Management Agreement, dated August 17, 1999, among John Hancock Variable Series Trust I, Goldman Sachs Asset Management, and John Hancock Life Insurance Company relating to the Large Cap Value CORE Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment, dated July 1, 2001, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    19) Sub-Investment Management Agreement, dated August 12, 1999, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company relating to Fundamental Value (originally "Large/Mid Cap Value"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendments dated July 1, 2002, March 12, 2003 and July 1, 2003, respectively, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    20) Sub-Investment Management Agreement, as amended, dated May 1, 2001, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company relating to the Small Cap Value Fund (originally "Small/Mid Cap Value"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendments dated May 1, 2001, July 1, 2001 and March 12, 2003, respectively, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    21) Sub-Investment Management Agreement, dated October 30, 2002, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, related to the Small Cap Value Fund (originally "Small/Mid Cap Value"), incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    22) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Morgan Stanley Investment Management, Inc. (formerly known as "Morgan Stanley Dean Witter Investment Management, Inc."), and John Hancock Life Insurance Company relating to the Real Estate Equity Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    23) Sub-Investment Management Agreement, dated August 1, 2003, among John Hancock Variable Series Trust I, RREEF America L.L.C., and John Hancock Life Insurance Company relating to the Real Estate Equity Fund, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    24) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Independence Investment Management, LLC (formerly known as "Independence Investment Associates, Inc."), and John Hancock Life Insurance Company relating to the Growth & Income Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    25) Sub-Investment Management Agreement, dated December 15, 2003, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company relating to the Growth & Income Fund, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    26) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Independence Investment Management, LLC (formerly known as "Independence Investment Associates, Inc."), and John Hancock Life Insurance Company relating to the Managed Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    27) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Capital Guardian Trust Company, relating to the Managed Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    28) Sub-Investment Management Agreement, dated May 1, 2001 among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company relating to the Money Market Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendments dated July 1, 2002 and March 12, 2003, respectively, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    29) Sub-Investment Management Agreement, dated March 29, 1996, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company, relating to the Large Cap Value Fund, incorporated by reference herein ito Post-Effective Amendment No. 13 to this Registration Statement on Form N-1A filed with the Commission on April 30, 1996. Amendment, dated July 1, 2001, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendments dated April 1, 1999, July 21, 2001, and March 23, 2003, respectively, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    30) Sub-Investment Management Agreement, dated April 29, 1988, among John Hancock Variable Series Trust I, Independence Investment Associates Inc., and John Hancock Life Insurance Company, relating to the Large Cap Growth Fund, filed herewith. Amendment dated March 23, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    31) Sub-Investment Management Agreement, dated April 15, 1994, among John Hancock Variable Series Trust I, Independence Associates Inc., and John Hancock Life Insurance Company, relating to the Short-Term Bond Fund, filed herewith. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    32) Sub-Investment Management Agreement, as amended, dated April 30, 1999, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, relating to the Small/Mid Cap Growth Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendments dated July 1, 2001 and March 12, 2003, respectively, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    33) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company, related to the Mid Cap Value Fund, is incorporated by reference herein to Post-Effective Amendment No. 37 to this File No., filed with the Commission on May 1, 2003.

    34) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, John Hancock Advisers, LLC, and John Hancock Life Insurance Company, related to the Financial Industries Fund, is incorporated by reference herein to Post-Effective Amendment No. 37 to this File No., filed with the Commission on May 1, 2003.

    35) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, related to the Health Sciences Fund, is incorporated by reference herein to Post-Effective Amendment No. 37 to this File No., filed with the Commission on May 1, 2003.

    36) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, related to the Small Cap Emerging Growth Fund, is incorporated by reference herein to Post-Effective Amendment No. 37 to this File No., filed with the Commission on May 1, 2003.

    37) Sub-Investment Management Agreement, dated August 1, 2003, among John Hancock Variable Series Trust I, Standish Mellon Asset Management Company LLC, and John Hancock Life Insurance Company, related to the Bond Index Fund, filed herewith. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    38) Investment Management Agreement, dated August 1, 2003, among John Hancock Variable Series Trust I, RREEF America L.L.C., and John Hancock Life Insurance Company, related to the Real Estate Equity Fund, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    39) Interim Sub-Investment Management Agreement, dated December 15, 2003, among John Hancock Variable Series Trust I, Independence Investment LLC, and John Hancock Life Insurance Company, related to the Large Cap Aggressive Growth fund, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    40) Form of Sub-Investment Management Agreement, among John Hancock Variable Series Trust I, Fidelity Management & Research Company, and John Hancock Life Insurance Company, related to the Earnings Growth Fund, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    41) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, Pacific Investment Management Company LLC, and John Hancock Life Insurance Company, related to the Total Return Bond Fund, is incorporated by reference herein to Post-Effective Amendment No. 37 to this File No., filed with the Commission on May 1, 2003.

    42) Sub-Investment Management Agreement, dated October 1, 2003, among John Hancock, Variable Series Trust I, John Hancock Advisers LLC, and John Hancock Life Insurance Company, related to the Active Bond Fund, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    43) Sub-Investment Management Agreement, dated August 1, 2003, among John Hancock, Variable Series Trust I, Pacific Investment Management Company LLC, and John Hancock Life Insurance Company, related to the Active Bond Fund, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    44) Sub-Investment Management Agreement, dated October 1, 2003, among John Hancock, Variable Series Trust I, Declaration Management and Research LLC, and John Hancock Life

    Insurance Company, related to the Active Bond Fund, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    45) Sub-Investment Management Agreement, dated December 15, 2003, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company, related to the Growth & Income Fund, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

e) (1) Underwriting and Indemnity Agreement among John Hancock Variable Series Trust I, Signator Investors, Inc. (formerly known as "John Hancock Distributors, Inc."), and John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), Incorporated by reference herein to this file 33-2081, filed with the Commission in Post-Effective Amendment No. 14 on Form N-1A on February 28, 1997.

    (2) Form of Distribution Agreement by and between John Hancock Variable Series Trust I and Manulife Securities LLC, Filed herewith.

f)  Not applicable

g) (1) Custodian Agreement between John Hancock Variable Series Trust I and State Street Bank and Trust Company, dated January 30, 1995, included in Post-Effective Amendment No. 10 to this file No. 33-2081, filed on March 2, 1995.

    (2) Amendment, Form of, dated as of April 30, 2003 to Custodian Agreement dated January 30, 1995, as amended, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, is incorporated by reference herein to Post-Effective Amendment No. 38 to this File No., filed on June 3, 2003.

h)  Transfer Agency Agreement by and between John Hancock Variable Series
Fund I, Inc., and John Hancock Mutual Life Insurance Company, January 27, 1986, included in Exhibit 9 to Pre-Effective Amendment No. 1 to this File No. 33-2081, filed March 13, 1986. Amendment dated April 29, 1988, included in Post-Effective Amendment No. 4 to this File No. 33-2081, filed in April, 1989.

i)  Legal opinion, to be filed by post-effective amendment.

j)  (1) Consent of Ernst & Young LLP, to be filed by post-effective amendment.

    (2) Representation of Counsel as to eligibility of Rule 485(b), not applicable.

k)  Not applicable.

l)  Not applicable.

m)  Form of Series I and Series II Rule 12b-1 Plan, filed herewith.

n)  Not applicable.

o)  Not applicable.

p) Code of Ethics, adopted by the John Hancock Variable Series Trust I, its Investment Adviser and Principal Underwriter, incorporated by reference herein to Post-Effective Amendment No. 34 to this registration statement, File Nos. 33-2081 and 811-04490, filed on January 31, 2003.

q) Diagram of Subsidiaries of John Hancock Financial Services, Inc., incorporated by reference herein from the annual report of John Hancock Financial Services, Inc. filed on Form 10-K (File No. 1-15670) on March 20, 2003.

r) Powers of Attorney for Elizabeth G. Cook, Kathleen F. Driscoll, Diane C. Kessler, Michele G. Van Leer, Hassell H. McClellan and Robert F. Verdonck, incorporated by reference herein to Form N-14 to File No. 333-69440, filed on September 14, 2001.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Currently, shares of the Registrant are sold only to (1) John Hancock Variable Life Accounts U, V and S, separate investment accounts created pursuant to Massachusetts law, to fund variable life insurance policies issued by John Hancock Variable Life Insurance Company ("JHVLICO"), a stock life insurance company organized under the laws of Massachusetts; (2) John Hancock Variable Annuity Accounts H, U and V, separate investment accounts created pursuant to Massachusetts law to fund variable annuity contracts issued by John Hancock Life Insurance Company, ("John Hancock"), a life insurance company organized under the laws of Massachusetts; (3) John Hancock Variable Life Account UV, a separate investment account created pursuant to Massachusetts law to fund variable life insurance policies issued by John Hancock; and (4) John Hancock Variable Annuity Account I and JF, separate investment accounts crated pursuant to Massachusetts law to fund variable annuity contracts issued by JHVLICO. (The nine variable accounts are hereinafter referred to as "Separate Accounts.") The purchasers of variable life insurance policies and variable annuity contracts issued in connection with such Separate Accounts will have the opportunity to instruct JHVLICO and John Hancock, respectively, with regard to the voting of the Registrant's shares held by the Separate Account as to certain matters. Subject to such voting instructions, John Hancock and JHVLICO directly control the Registrant, and the Separate Accounts currently are its sole shareholders.

Subsequently, shares of the Registrant may be sold to other separate investment accounts of John Hancock. A diagram of the subsidiaries of John Hancock is incorporated by reference herein to Item 23(q) to this Form N-1A.

ITEM 25. INDEMNIFICATION

Reference is made to Article VI of the Registrant's By-Laws (Exhibit 23(b) to this Registration Statement), which provides that the Trust shall indemnify of advance any expenses to the trustees, shareholders, officers, or employees of the Trust to the extent set forth in the Declaration of Trust.

Sections 6.3 through 6.17 of the Declaration of Trust relate to the indemnification of trustees, shareholders, officers and employees and are hereby incorporated by reference herein. It is provided that the Registrant shall indemnify any Trustee made a party to any proceeding by reason of service in that capacity if the Trustee (a) acted in good faith and (b) reasonably believed, (1) in the case of conduct in the Trustee's official capacity with the Trust, that the conduct was in the best interest of the Trust and (2) in all other cases, that the conduct was at least not opposed to the best interests of the Trust, and (c) in the case of any criminal proceeding, the Trust shall indemnify the Trustee if the Trustee acted in good faith and had no reasonable cause to believe that the conduct was unlawful. Indemnification may not be made by the Trust unless authorized in each case by a determination by the Board of Trustees or by special legal counsel or by the shareholders. Neither indemnification nor advancement of expenses may be made if the Trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties involved in the conduct of his office ("Disabling Conduct"). The means for determining whether indemnification shall be made shall be (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that such person was not liable by reason of Disabling Conduct. Such latter determination may be made either (a) by the vote of a majority of a quorum of Trustees who are neither "interested persons' of the Trust (as defined in the 1940 Act, as amended) nor parties to the proceeding or (b) by an independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the Trustee or officer agrees to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and at least one of three conditions is satisfied: (1) he provides security for his agreement to repay, (2) the Registrant is insured against loss by reason of lawful advances, or (3) a majority of quorum the Trustees who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the Trustee or officer will be found entitled to indemnification.

Similar types of provisions dealing with the indemnification of the Registrant's officers and directors is included in several exhibits attached to the original filing and subsequent amendments to this Registration Statement: specifically, Sections 14 of the Investment Management Agreements listed in, and incorporated by reference herein to, Exhibits 23(d)(1), (2), (3), (4), (5), (6), (7), (8),
and (9) of this Form. Section 15 of the Transfer Agency Agreement by and between John Hancock Variable Series Fund I, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 9 to Pre-Effective Amendment No. 1 to this Registration Statement filed March 13, 1986), and Section 6 of the Underwriting and Indemnity Agreement By and Among John Hancock Series Trust, John Hancock Distributors, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 6.b to Post-Effective Amendment No. 14 to this Registration Statement filed February 28, 1997).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the Registrant's By-Laws or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (the "Commission"), such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information pertaining to any business and other connections of Registrant's investment adviser, John Hancock, is hereby incorporated by reference herein from the section of Part A of this Form N-1A (the "Prospectus") captioned "Management," Item 7 of Part II of John Hancock's Form ADV (filed separately with the Commission (File No. 801-8352)). Information pertaining to any business and other connections of Registrant's sub-investment advisers, Capital Guardian Trust Company ("Capital Guardian"), Declaration Management & Research LLC ("Declaration"), Fidelity Management & Research Company ("FMR"), Goldman Sachs Asset Management ("Goldman Sachs"), Independence Investment LLC ("Independence"), John Hancock Advisers, LLC ("JH Advisers"), Pacific Investment Management Company LLC ("PIMCO"), RREEF America L.L.C. (RREEF), SSgA Funds Management, Inc. ("SSgA") Standish Mellon Asset Management Company LLC ("Mellon"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), T. Rowe Price International, Inc. ("Price International"), Van Kampen (Van Kampen is a registered trade name of Morgan Stanley Investment Management, Inc. "Morgan Stanley"), and Wellington Management Company, LLP ("Wellington"), is incorporated by reference herein from the section of the Prospectus captioned "Management" an Item 7 of Part II of the Forms ADV of Capital Guardian (File No. 801-60145), Declaration (File No. 801-35030), FMR (File No. 801- 7884), Goldman
Sachs (File No. 801-16048), Independence (File No. 801-15908), JH Advisers (File No.801-8124), PIMCO (File No. 801- 48187), RREEF America LLC (File No. 801-55209), SSgA (File No. 801- 60103), Mellon (File No. 801-28576), T. Rowe
Price (File No. 801-856), Price International (File No. 801-14713), Morgan Stanley (File No. 801-15757), and Wellington (File No. 801-15908), filed separately with the Commission. The other businesses, professions, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of Capital Guardian, Declaration, FMR, Goldman Sachs, Independence, Janus, Advisers, PIMCO, RREEF, SSgA, Mellon, T. Rowe Price, Price International, Morgan Stanley, and Wellington are hereby incorporated by reference herein, respectively, from Schedules A and D of John Hancock's Form ADV and from Schedules A and D of the Forms ADV of the sub-investment advisers.

ITEM 27. PRINCIPAL UNDERWRITERS

    (a) Signator Investors, Inc. ("Signator") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting and distribution services. Signator does not act as a principal underwriter, distributor, or investment advisor for any other investment company, except that Signator serves as the principal underwriter for the separate accounts referred to in the response to Item 24 above.

    (b) The name and principal business address of each officer, director, or partner of Signator as well as their positions and offices with Signator are hereby incorporated by reference herein from Schedules A and D of Signator's Form BD (filed separately with the Commission (Firm CRD No. 468)). None of the directors or partners of Signator hold positions with the Registrant.

    (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 serves as custodian for the Registrant and in such capacity keeps records regarding securities in transfer, bank statements and cancelled checks.

John Hancock, John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, will serve as Registrant's transfer agent and investment adviser, and, in such capacities, will keep records regarding shareholders' account records, cancelled stock certificates, and all other records required by Section 31(a) of the Act.

Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, California 90071, will serve as Registrant's subadvisor and in such capacity, will keep the records related to transactions of the Overseas Equity Fund, Managed Fund, and Global Bond Fund.

Declaration Management & Research LLC, 1650 Tysons Boulevard, Suite 1100, McLean, VA 22102, will serve as Registrant's subadvisor and in such capacity, will keep the records related to transactions of the Active Bond Fund.

Fidelity Management & Research Company, 82 Devonshire Street, Boston, Massachusetts 02109, will serve a Registrant's subadvisor and, in such capacity, will keep the records related to transactions of the Earnings Growth Fund.

Goldman Sachs Asset Management, L.P., 32 Old Slip, New York, New York 10005, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transactions in the portfolio securities of the Large Cap Value CORE Fund and Small/Mid Cap CORE Fund.

Independence Investment LLC, 53 State Street, Boston, Massachusetts 02109, will serve as Registrant's subadvisor and, in such capacity, will keep records related to transactions in portfolio securities of the Large Cap Growth Fund, Growth & Income Fund, International Equity Index Fund, Managed Fund, and Short-Term Bond Fund.

John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, Massachusetts 02199, will serve as Registrant's subadvisor and, in such capacity, will keep records related to transactions in portfolio securities of the Small Cap Growth Fund, Financial Industries Fund and Active Bond Fund.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transaction in the portfolio securities of the Active Bond Fund and Total Return Bond Fund.

RREEF America L.L.C., 875 North Michigan Avenue, 41st Floor, Chicago, Illinois 60611, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transaction in the portfolio securities of the Real Estate Equity Fund.

SSgA Funds Management, Inc., Two International Place, Boston, Massachusetts 02110, will serve as Registrant's subadvisor and, in such capacity, will keep records related to transactions in portfolio securities of the Equity Index Fund.

Standish Mellon Asset Management Company LLC, One Boston Place, Suite 024-0344, Boston, MA 02108-4408, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transactions in the portfolio securities of the Bond Index Fund.

T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, will serve as Registrant's subadvisor and, in such capacity, will keep records related to transactions in portfolio securities of the Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, and the Growth & Income Fund.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, will serve as Registrant's subadvisor and, in such capacity, will keep records related to transaction in portfolio securities of the International Opportunities Fund.

Morgan Stanley Investment Management, Inc. ("Van Kampen") , 1221 Avenue of the Americas, New York, New York 10020, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transactions in the portfolio securities of the Emerging Markets Equity Fund and the Real Estate Equity Fund.

Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transactions in the portfolio securities of the Fundamental Value Fund, Health Sciences Fund, Small/Mid Cap Growth, Small Cap Value Fund, Small Cap Emerging Growth Fund, High Yield Bond Fund, and Money Market Fund.

Foley & Lardner, 3000 K Street, N.W., Suite 500, Washington, D.C., 20007-5109; serves as counsel to Registrant and, in such capacity, retains certain records of the Trust Governance Committee of Registrant.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF BOSTON, AND THE COMMONWEALTH OF MASSACHUSETTS, ON THE 12th DAY OF MARCH, 2004.

         John Hancock Variable Series Trust I

         By: /s/ MICHELE G. VAN LEER
                 -------------------
         Michele G. Van Leer, Chairman and Chief Executive Officer

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT OT ITS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

         SIGNATURE                                           DATE

         By: /s/RAYMOND F. SKIBA                             March 12, 2004
                ----------------
         Raymond F. Skiba,
         Treasurer (Principal Financial and Accounting Officer)

         By: /s/MICHELE G. VAN LEER                          March 12, 2004
                -------------------
         Michele G. Van Leer
         Chairman and Chief Executive Officer

For herself and as attorney-in-fact for:

Elizabeth G. Cook, Trustee

Diane C. Kessler, Trustee

Robert F. Verdonck, Trustee

Hassell H. McClellan, Trustee